Operating Lease Right-Of-Use (Rou) Assets and Operating Lease Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Right-of-Use (“Rou”) Assets and Operating Lease Liabilities [Abstract]
OPERATING LEASE RIGHT-OF-USE ("ROU") ASSETS AND OPERATING LEASE LIABILITIES

NOTE 14 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

In October 2019, the Company entered into an 18-month lease agreement for the lease of office and warehouse space under a non-cancelable operating lease through May 31, 2021. From the lease commencement date of December 1, 2019 until November 30, 2020, monthly rent was $4,444 and from December 1, 2020 to May 31, 2021, monthly rent was $4,577 per month. On May 12, 2021 and effective June 1, 2021, the Company entered into an amendment to the lease which extended the lease for one year until May 31, 2022 at a monthly base rent of $5,283.

In connection with the Exchange Agreement, the Company was named as guarantor (“Guarantor”) of a Commercial Lease Agreement dated July 21, 2021, by and between landlord MDW Management, LLC, a company owned by Michael Wanke and his wife and tenant Mobile Tint, LLC d/b/a A-1 Glass (the “Lease”). The term of the Lease is 60 months, at a minimum monthly rent of $5,600 (not including tax), with two five-year options for the tenant to renew. The Company’s obligation as Guarantor of the Lease will terminate upon the occurrence of earlier of the following: (i) the date of Guarantor’s acquisition of 100% of the ownership interests of Mobile; (ii) the date that Guarantor beneficially owns less than an eighty percent (80%) ownership interest in Mobile; or (iii) two (2) years from and after the effective date of the guaranty.

In adopting ASC Topic 842, Leases (Topic 842) on January 1, 2019, the Company had elected the ‘package of practical expedients’, which permitted it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. Since the terms of the Company’s operating lease for its office space prior to October 2019 was 12 months or less on the date of adoption, pursuant to ASC 842, the Company determined that the lease met the definition of a short-term lease, and the Company did not recognize the right-of use asset and lease liability arising from this lease. Upon renewal of the lease in October 2019, the Company analyzed the new lease and determined it is required to record a lease liability and a right of use asset on its consolidated balance sheet, at fair value.

During the nine months ended September 30, 2021 and 2020, in connection with its operating leases, the Company recorded rent expense of $79,429 and $69,260, respectively, which included rent on a short-term lease for a corporate apartment and is expensed during the period and included in operating expenses on the accompanying unaudited condensed consolidated statements of operations.

The significant assumption used to determine the present value of the lease liability in October 2019 and July 2021 was a discount rate of 12% which was based on the Company’s estimated incremental borrowing rate.

On September 30, 2021 and December 31, 2020, right-of-use asset (“ROU”) is summarized as follows:

	September 30, 2021	December 31, 2020
Office leases right of use assets	$253,433	$74,296
Less: accumulated amortization	(7,881)	(52,524)
Balance of ROU assets	$245,552	$21,772

On September 30, 2021 and December 31, 2020, operating lease liabilities related to the ROU assets are summarized as follows:

	September 30, 2021	December 31, 2020
Lease liabilities related to office leases right of use assets	$245,552	$22,216
Less: current portion of lease liabilities	(39,879)	(22,216)
Lease liabilities – long-term	$205,673	$-

On September 30, 2021, future minimum base lease payments due under non-cancelable operating leases are as follows:

September 30,	Amount
2022	$67,200
2023	67,200
2024	67,200
2025	67,200
2026	56,000
Total minimum non-cancelable operating lease payments	324,800
Less: discount to fair value	(79,248)
Total lease liability on September 30, 2021	$245,552

NOTE 13 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

In October 2019, the Company entered into an 18-month lease agreement for the lease of office and warehouse space under a non-cancelable operating lease through May 31, 2021. From the lease commencement date of December 1, 2019 until November 30, 2020, monthly rent shall be $4,444 and from December 1, 2020 to May 31, 2021, monthly rent shall be $4,577 per month.

In adopting ASC Topic 842, Leases (Topic 842) on January 1, 2019, the Company had elected the ‘package of practical expedients’, which permitted it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. Since the terms of the Company’s operating lease for its office space prior to October 2019 was 12 months or less on the date of adoption, pursuant to ASC 842, the Company determined that the lease met the definition of a short-term lease and the Company did not recognize the right-of use asset and lease liability arising from this lease. Upon renewal of the lease in October 2019, the Company analyzed the new lease and determined it is required to record a lease liability and a right of use asset on its consolidated balance sheet, at fair value.

During the years ended December 31, 2020 and 2019, in connection with its operating leases, the Company recorded rent expense of $95,811 and $101,114, respectively, which includes rent on a short-term lease for a corporate apartment, and is expensed during the period and included in operating expenses on the accompanying consolidated statements of operations.

The significant assumption used to determine the present value of the lease liability in October 2019 was a discount rate of 12% which was based on the Company’s estimated incremental borrowing rate.

On December 31, 2020 and 2019, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2020	December 31, 2019
Office leases right of use assets	$74,296	$74,296
Less: accumulated amortization	(52,524)	(4,488)
Balance of ROU assets	$21,772	$69,808

On December 31, 2020 and 2019, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2020	December 31, 2019
Lease liabilities related to office leases right of use assets	$22,216	$69,852
Less: current portion of lease liabilities	(22,216)	(47,636))
Lease liabilities – long-term	$-	$22,216

On December 31, 2020, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ended December 31,	Amount
2021	$22,885
Total minimum non-cancelable operating lease payments	22,885
Less: discount to fair value	(669)
Total lease liability on December 31, 2020	$22,216